Earnings Per Share - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares shares	Dec. 31, 2022 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 1,439,536	$ 1,967,565	$ 3,439,697
Diluted earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 1,439,536	$ 1,967,565	$ 3,439,697
Weighted average number of ordinary shares outstanding		727,240	727,240	727,240
Diluted earnings per share, weighted-average number of ordinary shares outstanding
Employees' compensation		6,772	7,698	15,406
Weighted average number of ordinary shares outstanding		734,012	734,938	742,646
Ordinary shares [member]
Basic earnings per share
Equity holders of the Company - Earnings per share | (per share)	$ 0.06	$ 1.98	$ 2.71	$ 4.73
Diluted earnings per share
Diluted earnings (loss) per share | (per share)	$ 0.06	$ 1.96	$ 2.68	$ 4.63